Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Classes Of Inventories [Abstract]
Summary of Inventories

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Merchandise	$3,858	$3,903
Project in process	11,113	6,167
Work in process	141	126
Raw materials	156	137
	15,268	10,333
Land held under development	1,999	1,999
Construction in progress	77	77
	$17,344	$12,409